Schedule II - Valuation and Qualifying Accounts Schedule II - Valuation and Qualifying Accounts (Tables)	12 Months Ended
Dec. 31, 2017
Valuation and Qualifying Accounts [Abstract]
Summary of Valuation Allowance [Table Text Block]

	Beginning Balance	Charged (Credited) to Costs and Expenses	Other	Deductions	Ending Balance

2017:
Allowance for doubtful accounts—accounts and notes receivable(a)	$3	$—	$—	$(1)	$2
Deferred tax asset valuation(b)(f)	151	44	—	—	195
Price-risk management credit reserves—liabilities(c)(d)	5	—	(1)	—	4
2016:
Allowance for doubtful accounts—accounts and notes receivable(a)	$6	$—	$—	$(3)	$3
Deferred tax asset valuation(b)	124	26	1	—	151
Price-risk management credit reserves—assets(a)(d)	1	—	(1)	—	—
Price-risk management credit reserves—liabilities(c)(d)	—	—	5	—	5
2015:
Allowance for doubtful accounts—accounts and notes receivable(a)	$6	$5	$—	$(5)	$6
Deferred tax asset valuation(b)(e)	118	3	3	—	124
Price-risk management credit reserves—assets(a)(d)	1	—	—	—	1
 __________

(a)	Deducted from related assets.

(b)	Deducted from related assets with a portion included in assets held for sale.

(c)	Deducted from related liabilities.

(d)	Included in revenues.

(e)	Includes RKI Acquisition.

(f)	Includes impact of the Tax Cuts and Jobs Act enacted rate reduction.